SHARE CAPITAL (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Authorized Share Capital [Abstract]
Shares authorized	$ 500,000,000
Shares authorized (in shares)	500,000,000
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00
Shares outstanding (in shares)	169,809,324	169,809,324